787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Basic Value Fund, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Basic Value Fund, Inc., (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Registrant of all of the assets and the assumption by the Registrant of certain stated liabilities of the BlackRock Focus Value Fund, Inc. in exchange for Investor A, Investor B, Investor C, Institutional and Class R Shares of the Registrant.

Pursuant to Rule 488, the Registration Statement designates an effective date of May 1, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8294.

Sincerely,

/s/ Maria Gattuso

Maria Gattuso

Enclosures

cc: Aaron Wasserman, Esq., BlackRock Advisors, LLC

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